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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 08/31/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2013

Invesco Senior Income Trust NYSE: VVR

2	Trust Performance
2	Portfolio Management Update
3	Dividend Reinvestment Plan
4	Schedule of Investments
20	Financial Statements
23	Notes to Financial Statements
30	Financial Highlights
32	Approval of Investment Advisory and Sub-Advisory Contracts
34	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary

Cumulative total returns, 2/28/13 to 8/31/13

Trust at NAV	4.00%
Trust at Market Value	-3.10
CS Leveraged Loan Index‚	2.40

Market Price Premium to NAV as of 8/31/13	0.38
Source: ‚Invesco, Bloomberg L.P.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The CS Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Portfolio Management Update

The following individuals are jointly and primarily responsible for the day-to-day management of Invesco Senior Income Trust:

    Scott Baskind, portfolio manager, is manager of Invesco Senior Income Trust. He has been associated with Invesco or its investment advisory affiliates since 1999 and began managing the Trust in 2013. Mr. Baskind earned a BS in business administration from University at Albany, The State University of New York.

    Thomas Ewald, portfolio manager, is manager of Invesco Senior Income Trust. He has been associated with Invesco or its investment advisory affiliates since 2000 and began managing the Trust in 2010. He earned a BA from Harvard College and an MBA from the University of Virginia Darden School of Business.

    Philip Yarrow, Chartered Financial Analyst, portfolio manager, is manager of Invesco Senior Income Trust. He joined Invesco in 2010. Mr. Yarrow was associated with the Trust’s previous investment adviser or its investment advisory affiliates from 2005 to 2010 and began managing the Trust in 2007. He earned a BS in mathematics and economics from the University of Nottingham and a Master of Management degree in finance from Northwestern University.

NYSE Symbol	VVR

2                             Invesco Senior Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3                             Invesco Senior Income Trust

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–122.35%(a)(b)
Aerospace & Defense–2.94%
Atlantic Aviation FBO Inc., Term Loan	3.25%	06/01/20	$106	$105,745
CAMP International Holding Co., First Lien Term Loan	5.25%	05/31/19	1,041	1,053,622
DAE Aviation Holdings, Inc.,
Term Loan B-1	6.25%	10/29/18	2,388	2,417,706
Term Loan B-2	6.25%	11/02/18	1,082	1,096,027
IAP Worldwide Services, First Lien Term Loan	10.00%	12/31/15	5,704	3,136,943
Landmark U.S. Holdings LLC,
Canadian Term Loan	5.75%	10/25/19	265	267,628
First Lien Term Loan	5.75%	10/25/19	3,131	3,158,014
LMI Aerospace, Inc., Term Loan	4.75%	12/28/18	598	595,291
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	2,900	2,922,095
Sequa Corp., Term Loan	5.25%	06/19/17	3,365	3,389,899
Transdigm Inc., Term Loan C	3.75%	02/28/20	9,310	9,323,731
				27,466,701

Air Transport–1.96%
American Airlines, Inc., Term Loan B	4.75%	06/27/19	5,586	5,533,783
Delta Air Lines, Inc.,
Revolver Loan(c)	0.00%	04/20/16	7,316	6,949,787
Revolver Loan(d)	—	10/18/17	1,076	995,132
Revolver Term Loan B-1	4.00%	10/18/18	4,493	4,514,969
United Continental Holdings, Inc., Term Loan B	4.00%	04/01/19	308	309,063
				18,302,734

Automotive–5.14%
Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	926	928,439
August U.S. Holding Co., Inc.,
First Lien Term Loan B-1 (Acquired 05/03/12; Cost $804,722)	5.00%	04/27/18	818	818,558
Second Lien Term Loan	10.50%	04/29/19	250	253,280
Second Lien Term Loan	10.50%	04/29/19	763	773,531
Term Loan B-1 (Acquired 05/03/12; Cost $619,026)	5.00%	04/27/18	629	629,674
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/28/17	946	913,237
BBB Industries, LLC, Term Loan	5.50%	03/27/19	2,880	2,891,021
Federal-Mogul Corp.,
Term Loan B	2.13%	12/29/14	3,418	3,342,077
Term Loan C	2.13%	12/28/15	2,377	2,323,792
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	3,088	3,112,831
Hertz Corp. (The),
LOC (Acquired 03/14/11; Cost $1,473,130)	2.75%	03/09/18	1,497	1,493,738
Term Loan B-1	3.75%	03/12/18	762	764,877
KAR Auction Services, Inc., Term Loan	3.75%	05/19/17	4,712	4,742,440
Key Safety Systems, Inc., Term Loan	4.75%	05/09/18	2,262	2,288,148
Keystone Automotive Operations, Inc., First Lien Term Loan	7.00%	08/15/19	1,502	1,509,636
Metaldyne, LLC, Term Loan	5.00%	12/18/18	2,660	2,685,488
Schaeffler AG (Germany), Term Loan C	4.25%	01/27/17	4,325	4,343,597
TI Group Automotive Systems, LLC, Term Loan	5.50%	03/27/19	6,202	6,232,881
Tower Automotive Holdings USA, LLC, Term Loan	4.75%	04/23/20	3,946	3,973,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive–(continued)
Transtar Holding Co.,
First Lien Term Loan	5.50%	10/09/18	$3,262	$3,292,390
Second Lien Term Loan	9.75%	10/09/19	728	742,463
				48,055,548

Beverage and Tobacco–0.34%
North American Breweries Holdings, LLC, Term Loan	7.50%	12/11/18	3,151	3,182,836

Building & Development–3.90%
Axia Inc.,
PIK Second Lien Term Loan A (Acquired 05/30/08-06/28/13; Cost $3,141,492)(e)(f)	5.00%	03/11/16	1,191	1,149,227
Revolver Loan(c)(e)	0.00%	03/11/16	2,062	1,948,596
Second Lien Term Loan B (Acquired 05/30/08; Cost $5,515,342)(e)	5.00%	03/12/16	1,918	1,850,689
Building Materials Holding Corp., PIK Second Lien Term Loan(f)	8.00%	01/05/15	4,441	4,374,289
Capital Automotive L.P.,
Second Lien Term Loan	6.00%	04/30/20	2,598	2,669,309
Term Loan B-1	4.00%	04/10/19	3,425	3,448,006
CBRE Services, Inc., Term Loan B	2.94%	03/29/21	919	920,116
CPG International Inc., Term Loan	5.75%	09/18/19	605	611,636
Custom Building Products, Inc., Term Loan	6.00%	12/12/19	3,480	3,490,788
HD Supply Inc., Term Loan	4.50%	10/12/17	4,267	4,289,147
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan (Acquired 07/19/10-01/29/13; Cost $200,464)(f)	4.64%	02/28/17	200	81,188
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan (Acquired 07/17/12; Cost $16,242)(c)(f)	0.00%	02/28/17	16	6,578
Nortek, Inc., Term Loan	5.25%	04/26/17	787	791,107
Re/Max International, Inc., Term Loan	5.25%	07/31/20	2,151	2,152,718
Realogy Corp.,
LOC	3.19%	10/10/13	570	566,249
Synthetic LOC	4.45%	10/10/16	29	29,733
Term Loan B	4.50%	03/05/20	6,220	6,274,112
WireCo WorldGroup Inc., Term Loan	6.00%	02/15/17	1,735	1,743,286
				36,396,774

Business Equipment & Services–9.96%
Advantage Sales & Marketing Inc., Second Lien Term Loan	8.25%	06/18/18	573	583,425
Asurion Corp.,
Incremental Term Loan B-1	4.50%	05/24/19	11,767	11,657,606
Incremental Term Loan B-2	3.50%	07/08/20	13,121	12,607,393
Audio Visual Services Group, Inc., First Lien Term Loan (Acquired 11/09/12; Cost $2,988,280)	6.75%	11/09/18	3,041	3,071,706
Brock Holdings III, Inc., First Lien Term Loan	6.01%	03/16/17	284	285,249
Ceridian Corp., Term Loan	4.43%	05/09/17	471	471,862
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/19	2,088	2,083,238
Second Lien Term Loan	8.75%	12/21/20	731	732,997
Duff & Phelps Corp., Term Loan	4.50%	04/23/20	785	786,549
Epiq Systems, Inc., Term Loan	4.75%	08/27/20	2,727	2,724,977
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	5,029	5,135,998
First Data Corp.,
Term Loan	4.18%	03/24/17	2,618	2,600,564
Term Loan	4.18%	03/23/18	14,724	14,614,337
Term Loan	4.18%	09/24/18	689	682,246
FS Funding AS (Denmark), Term Loan B12	3.75%	04/30/18	730	732,288
Helios Holding, Inc., First Lien Term Loan	6.50%	07/13/18	2,994	3,010,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Equipment & Services–(continued)
ION Trading Technologies S.a.r.l. (Luxembourg), First Lien Term Loan	4.50%	05/22/20	$994	$996,588
Kronos Inc.,
First Lien Incremental Term Loan	4.50%	10/30/19	5,702	5,730,458
Second Lien Term Loan	9.75%	04/30/20	1,121	1,163,861
Lonestar Intermediate Super Holdings, LLC, Term Loan	11.00%	09/02/19	4,295	4,498,718
Mitchell International, Inc., Second Lien Term Loan	5.56%	03/30/15	3,897	3,906,425
SourceHOV LLC,
First Lien Term Loan B	5.25%	04/30/18	773	780,216
Second Lien Term Loan	8.75%	04/30/19	311	315,615
SunGard Data Systems Inc.,
Term Loan C	3.94%	02/28/17	213	214,183
Term Loan D	4.50%	01/31/20	1,402	1,417,791
Term Loan E	4.00%	03/09/20	5,625	5,677,809
TNS Inc.,
First Lien Term Loan	5.00%	02/14/20	1,618	1,633,040
Second Lien Term Loan	9.00%	08/14/20	124	125,542
Valleycrest Companies LLC, Term Loan	5.50%	06/13/19	1,092	1,094,170
Wash MultiFamily Laundry Systems, LLC, Term Loan	5.25%	02/21/19	1,185	1,190,895
West Corp., Revolver Loan(c)	0.00%	01/15/16	2,633	2,474,840
				93,001,206

Cable & Satellite Television–4.66%
Cequel Communications, LLC, Term Loan	3.50%	02/14/19	1,504	1,509,370
Charter Communications Operating LLC, Term Loan E	3.00%	07/01/20	1,696	1,682,649
CSC Holdings, LLC, Term Loan B	2.68%	04/17/20	3,903	3,864,940
Kabel Deutschland GmbH (Germany), Term Loan F1	3.25%	02/01/19	2,868	2,870,275
MCC Iowa,
Term Loan D-2	1.90%	01/30/15	1,882	1,882,790
Term Loan H	3.25%	01/29/21	3,986	3,953,373
Media Holdco, L.P., Term Loan	7.25%	07/24/18	2,366	2,377,620
Mediacom Illinois LLC,
Term Loan C	1.65%	01/30/15	2,244	2,244,696
Term Loan E	4.50%	10/23/17	1,536	1,539,577
Telecommunications Management, LLC, Term Loan	5.00%	04/30/20	2,268	2,272,643
UPC Financing Partnership, Term Loan AH	3.25%	06/30/21	2,626	2,621,273
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/08/20	3,862	3,852,628
WideOpenWest Finance, LLC, Term Loan B	4.75%	04/01/19	5,964	6,015,530
Yankee Cable Acquisition, LLC, Term Loan	5.25%	03/02/20	6,850	6,882,567
				43,569,931

Chemicals & Plastics–6.90%
AI Chem & Cy S.C.A.,
Second Lien Term Loan	8.25%	04/03/20	410	421,845
Term Loan B-1	4.50%	10/03/19	1,176	1,178,884
Term Loan B-2	4.50%	10/03/19	610	611,666
Arysta LifeScience SPC, LLC,
First Lien Term Loan	4.50%	05/29/20	5,846	5,857,965
Second Lien Term Loan	8.25%	11/30/20	960	961,647
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	5,185	4,990,755
DuPont Performance Coatings, Inc., Term Loan B	4.75%	02/03/20	12,217	12,325,044
Emerald Performance Materials, LLC, First Lien Term Loan (Acquired 05/15/12; Cost 1,745,650)	6.75%	05/18/18	1,760	1,777,121
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	1,678	1,679,248
Ineos Holdings Ltd., Term Loan	4.00%	05/04/18	11,187	11,117,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals & Plastics–(continued)
MacDermid, Inc.,
First Lien Term Loan B	4.00%	06/08/20	$1,999	$2,005,054
Second Lien Term Loan B	7.75%	12/07/20	341	346,429
Nusil Technology LLC, Term Loan	5.25%	04/07/17	406	399,673
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/18	1,929	1,944,316
Oxea Finance LLC,
First Lien Term Loan B-2	4.25%	01/15/20	3,189	3,192,591
Second Lien Term Loan	8.25%	07/15/20	1,440	1,442,765
PQ Corp., Term Loan	4.50%	08/07/17	7,592	7,646,132
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,101	1,103,156
Univar Inc., Term Loan B	5.00%	06/30/17	5,579	5,457,402
				64,459,189

Clothing & Textiles–0.23%
Calceus Acquisition, Inc., Term Loan	5.75%	01/31/20	1,219	1,231,719
Wolverine World Wide, Inc., Term Loan B	4.16%	07/31/19	939	947,123
				2,178,842

Conglomerates–1.46%
CeramTec Acquisition Corp., Term Loan B-1	4.25%	08/31/20	1,687	1,692,322
MX Holdings US, Inc., Term Loan B-1	4.50%	08/16/20	2,335	2,348,314
Rexnord LLC/RBS Global, Inc., Term Loan B	4.00%	08/20/20	7,053	6,991,528
RGIS Services, LLC,
Term Loan	2.78%	04/30/14	911	907,112
Term Loan C	5.50%	10/18/17	1,207	1,204,435
Spectrum Brands, Inc., Term Loan C	3.50%	08/13/19	500	497,986
				13,641,697

Containers & Glass Products–3.85%
Berlin Packaging, LLC,
First Lien Term Loan	4.75%	04/02/19	2,567	2,576,302
Second Lien Term Loan	8.75%	04/02/20	934	940,571
BWAY Holding Co., Term Loan	4.50%	08/07/17	2,420	2,441,510
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	1,017	1,038,134
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,321	1,333,736
Exopack, LLC, Term Loan B	5.00%	05/31/17	4,450	4,499,872
Hoffmaster Group, Inc.,
First Lien Term Loan	6.50%	01/03/18	2,267	2,249,942
Second Lien Term Loan (Acquired 12/29/11; Cost $984,720)	11.00%	01/03/19	1,000	1,005,000
Pact Group (USA), Inc., Term Loan	3.75%	05/29/20	4,251	4,214,274
Pertus Sechzehnte GmbH (Germany),
Term Loan B2A	4.56%	12/14/16	2,022	2,020,465
Term Loan C2A	4.81%	06/14/17	2,022	2,020,466
Ranpak Corp.,
First Lien Term Loan	4.50%	04/23/19	565	567,999
Second Lien Term Loan (Acquired 04/29/13; Cost $629,092)	8.50%	04/23/20	635	652,635
Reynolds Group Holdings Inc., Revolver Loan(c)	0.00%	11/05/14	5,534	5,528,329
TricorBraun Inc. Term Loan	4.00%	05/03/18	2,632	2,639,310
WNA Holdings, Inc.,
Second Lien Term Loan (Acquired 06/03/13; Cost $588,085)	8.50%	12/07/20	594	599,886
Term Loan	4.50%	06/05/20	560	562,591
Term Loan	4.50%	06/05/20	1,031	1,035,678
				35,926,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cosmetics & Toiletries–0.18%
Marietta Intermediate Holding Corp., PIK First Lien Term Loan B (Acquired 09/25/06-02/06/13; Cost $5,267,974)(f)	7.00%	02/19/15	$1,691	$1,632,193

Drugs–1.07%
Grifols, Inc., Term Loan B	4.25%	06/01/17	493	497,337
Harlan Laboratories, Inc., Term Loan	3.77%	07/11/14	3,585	3,053,238
Medpace Intermediateco, Inc., Term Loan B (Acquired 06/21/11-04/22/13; Cost $2,576,506)	5.25%	06/16/17	2,598	2,604,084
Valeant Pharmaceuticals International, Inc., Series C-1 Term Loan B	4.38%	12/11/19	3,772	3,791,175
				9,945,834

Ecological Services & Equipment–1.26%
ADS Waste Holdings, Inc., Term Loan B	4.25%	10/09/19	1,636	1,642,829
Environmental Systems Products Holdings Inc., Second Lien Term Loan (Acquired 01/25/12; Cost $54,329)	15.50%	03/31/17	54	54,329
Servicemaster Co. (The),
LOC	4.55%	01/31/17	2,024	1,932,486
Term Loan B	4.44%	01/31/17	1,632	1,592,791
Term Loan C	4.25%	01/31/17	6,694	6,518,508
				11,740,943

Electronics & Electrical–6.32%
Blackboard Inc.,
Second Lien Term Loan	11.50%	04/04/19	2,351	2,393,913
Term Loan B-2	6.25%	10/04/18	8,190	8,248,101
Blue Coat Systems, Inc., Term Loan	4.50%	05/31/19	1,063	1,066,190
DEI Sales, Inc., Term Loan	5.75%	07/13/17	2,669	2,667,416
Deltek, Inc., First Lien Term Loan	5.00%	10/10/18	3,794	3,805,578
DG FastChannel, Inc., Term Loan	7.25%	07/26/18	3,420	3,394,232
Freescale Semiconductor, Inc., Term Loan B-4	5.00%	02/28/20	12,081	12,158,471
Infor (US), Inc.,
Term Loan B-2	5.25%	04/05/18	181	182,058
Term Loan B-3	3.75%	06/03/20	1,189	1,183,468
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	3,918	3,917,899
RP Crown Parent, LLC,
First Lien Term Loan	6.75%	12/21/18	4,519	4,574,578
Second Lien Term Loan	11.25%	12/20/19	763	782,679
Ship Luxco 3 S.a.r.l. (Luxembourg),
Term Loan B2A-II	5.25%	11/29/19	963	970,261
Term Loan C2	4.75%	11/29/19	1,872	1,882,986
Sophia, L.P., Term Loan B	4.50%	07/19/18	5,994	6,029,611
SS&C Technologies, Inc.,
Term Loan B-1	3.50%	06/07/19	1,975	1,977,050
Term Loan B-2	3.50%	06/07/19	204	204,522
SSI Investments II Ltd., Term Loan	5.00%	05/26/17	2,883	2,915,385
StoneRiver Group, L.P., First Lien Term Loan	4.50%	11/29/19	713	713,627
				59,068,025

Equipment Leasing–0.23%
Flying Fortress Inc., Term Loan	3.50%	06/30/17	2,155	2,160,301

Financial Intermediaries–3.80%
Blackstone Perpetual BidCo B.V. (Netherlands), Term Loan B2	4.76%	02/07/20	1,156	1,151,308
GEO Group, Inc., Term Loan	3.25%	04/03/20	554	557,854
iPayment Inc., Term Loan	6.75%	05/08/17	4,922	4,798,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Intermediaries–(continued)
LPL Holdings, Inc., Incremental Term Loan B	3.25%	03/29/19	$150	$149,166
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	6,611	6,650,257
Nuveen Investments, Inc., First Lien Term Loan B	4.18%	05/15/17	14,815	14,774,461
RJO Holdings Corp.,
Term Loan (Acquired 12/10/10; Cost $39,822)	6.19%	12/10/15	74	58,829
Term Loan	6.94%	12/10/15	3,420	2,975,218
TransFirst Holdings, Inc.,
First Lien Term Loan B-1	4.75%	12/27/17	1,971	1,977,510
Second Lien Term Loan	11.00%	06/27/18	2,358	2,406,852
				35,499,928

Food & Drug Retailers–1.05%
Rite Aid Corp.,
Second Lien Term Loan	5.75%	08/21/20	1,716	1,765,631
Term Loan 6	4.00%	02/21/20	623	625,403
Roundy’s Supermarkets, Inc., Term Loan B	5.75%	02/13/19	2,632	2,592,997
Sprouts Farmers Markets Holdings, LLC, Term Loan	4.00%	04/23/20	1,163	1,167,966
SuperValu Inc., Term Loan	5.00%	03/21/19	3,611	3,629,021
				9,781,018

Food Products–3.89%
AdvancePierre Foods, Inc.,
First Lien Term Loan	5.75%	07/10/17	6,843	6,921,857
Second Lien Term Loan	9.50%	10/10/17	728	742,466
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	3,031	2,913,204
CSM Bakery Supplies LLC, Term Loan	4.75%	07/03/20	4,514	4,485,631
Del Monte Corp., Term Loan	4.00%	03/08/18	2,393	2,397,687
Dole Food Co., Inc., Term Loan B	3.75%	04/01/20	1,746	1,746,559
H.J. Heinz Co., Revolver Loan	0.50%	06/07/18	7,110	7,095,165
JBS USA, LLC, Term Loan	3.75%	05/25/18	3,305	3,315,764
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	997	1,024,073
Pinnacle Foods Finance LLC, Term Loan G	3.25%	04/29/20	5,768	5,725,573
				36,367,979

Food Service–3.47%
Aramark Corp., Term Loan D	4.00%	09/09/19	3,568	3,588,024
Focus Brands Inc., First Lien Term Loan	4.27%	02/21/18	2,129	2,138,609
Landry’s, Inc., Term Loan B	4.75%	04/24/18	208	209,775
Restaurant Holding Co., LLC, Term Loan	9.00%	02/17/17	2,121	2,134,452
Seminole Hard Rock Entertainment, Inc., Term Loan	3.50%	05/14/20	1,031	1,031,909
US Foods, Inc., Incremental Term Loan	4.50%	03/29/19	6,402	6,420,201
Weight Watchers International, Inc., Term Loan B-2	3.75%	04/02/20	16,138	15,918,261
Wendy’s International, Inc., Term Loan B	3.25%	05/15/19	983	982,845
				32,424,076

Forest Products–0.12%
Xerium Technologies, Inc., Term Loan	6.25%	05/17/19	1,080	1,087,152

Healthcare–9.75%
Alere Inc.,
Incremental Term Loan B-1	4.25%	06/30/17	428	431,973
Incremental Term Loan B-2	4.25%	06/30/17	2,451	2,472,211
Term Loan B	4.25%	06/30/17	1,427	1,438,952
Apria Healthcare Group Inc., Term Loan	6.75%	04/05/20	9,770	9,861,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare–(continued)
ATI Holdings, Inc., Term Loan	5.75%	12/20/19	$1,208	$1,221,883
Biomet, Inc., Term Loan B-1	3.96%	07/25/17	3,759	3,775,939
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	7,020	7,090,468
Community Health Systems, Inc., Term Loan	3.76%	01/25/17	359	360,973
DaVita Inc., Term Loan B	4.50%	10/20/16	747	754,003
DJO Finance LLC, Term Loan B	4.75%	09/15/17	7,260	7,322,352
Drumm Investors LLC, Term Loan	5.00%	05/04/18	4,402	4,216,231
Genoa Healthcare Group, LLC,
First Lien Term Loan	7.25%	08/08/14	228	219,273
PIK Second Lien Term Loan(f)	12.50%	02/10/15	1,629	1,380,413
HCA, Inc.,
Term Loan B-4	2.93%	05/01/18	7,311	7,317,338
Term Loan B-5	3.03%	03/31/17	2,174	2,177,306
Health Management Associates, Inc., Term Loan B	3.50%	11/16/18	1,793	1,799,073
Kindred Healthcare, Inc., Term Loan B-1	4.25%	06/01/18	5,882	5,876,706
Kinetic Concepts, Inc., Term Loan D-1	4.50%	05/04/18	16,245	16,306,107
Surgical Care Affiliates, LLC,
Revolver Loan B(c)	0.00%	06/30/16	3,000	2,820,000
Term Loan B	4.28%	12/29/17	6,032	6,047,263
TriZetto Group, Inc.,
Second Lien Term Loan	8.50%	03/28/19	2,732	2,500,114
Term Loan	4.75%	05/02/18	3,944	3,706,989
Western Dental Services, Inc., Term Loan	8.25%	11/01/18	1,927	1,945,295
				91,042,518

Home Furnishings–0.23%
Serta Simmons Holdings, LLC, Term Loan	5.00%	10/01/19	1,490	1,498,236
Yankee Candle Co., Inc. (The), Term Loan	5.25%	04/02/19	684	691,391
				2,189,627

Industrial Equipment–2.91%
Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	679	686,297
Apex Tool Group, LLC, Term Loan	4.50%	01/31/20	2,012	2,022,734
Doncasters US Finance LLC, Term Loan B	5.50%	04/09/20	3,188	3,222,041
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	2,889	2,879,639
Generac Power System, Inc., Term Loan B	3.50%	05/29/20	2,280	2,273,823
Grede LLC, Term Loan B	4.50%	05/02/18	4,255	4,270,462
MEI, Inc., Term Loan	5.00%	08/21/20	1,908	1,912,893
Milacron LLC, Term Loan	4.25%	03/30/20	1,640	1,644,919
QS0001 Corp., First Lien Term Loan	5.00%	11/09/18	1,801	1,823,677
Tank Holding Corp., Term Loan	4.25%	07/09/19	2,431	2,424,536
Unifrax Holding Co., Term Loan	4.25%	11/28/18	150	151,167
Wesco Distribution, Inc., Term Loan B-1	4.50%	12/12/19	3,824	3,854,832
				27,167,020

Insurance–0.47%
Compass Investors Inc., Term Loan	5.00%	12/27/19	1,191	1,197,816
Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/20	1,906	1,919,795
Second Lien Term Loan	8.25%	10/16/20	1,270	1,291,773
				4,409,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure Goods, Activities & Movies–4.85%
24 Hour Fitness Worldwide, Inc., Term Loan B	5.25%	04/22/16	$6,321	$6,386,934
Alpha Topco Ltd. (United Kingdom), Term Loan B	4.50%	04/30/19	15,457	15,592,710
AMC Entertainment Inc., Term Loan	3.50%	04/30/20	1,079	1,081,006
Bright Horizons Family Solutions, Inc., Term Loan B	4.00%	01/30/20	1,115	1,118,431
Equinox Holdings Inc., First Lien Term Loan	4.50%	01/31/20	1,072	1,078,481
Fender Musical Instruments Corp., Term Loan	5.75%	04/03/19	577	580,302
Great Wolf Resorts, Inc., Term Loan B	4.50%	08/06/20	1,874	1,875,901
IMG Worldwide, Inc., Term Loan B	4.50%	06/16/16	1,126	1,126,970
Kasima, LLC, Term Loan	3.25%	05/17/21	3,189	3,190,615
Live Nation Entertainment, Inc., Term Loan B-1	3.50%	08/16/20	4,399	4,418,332
Otter Products, LLC, Term Loan	5.25%	04/29/19	1,063	1,068,172
Sabre Inc.,
Term Loan B	5.25%	02/19/19	456	461,030
Term Loan C	4.00%	02/19/18	1,547	1,556,386
SRAM, LLC, First Lien Term Loan	4.02%	04/10/20	586	582,797
US FinCo LLC, Term Loan B	4.00%	05/29/20	850	850,299
WMG Acquisition Corp., Term Loan B	3.75%	07/01/20	586	586,243
Zuffa, LLC, Term Loan	4.50%	02/25/20	3,743	3,756,924
				45,311,533

Lodging & Casinos–4.43%
Bally Technologies, Inc., Term Loan B(d)	—	08/31/20	7,053	7,055,465
Boyd Acquisition Sub, LLC, Term Loan B	4.25%	11/20/17	232	233,221
Cannery Casino Resorts, LLC,
First Lien Term Loan	6.00%	10/02/18	3,770	3,773,775
Second Lien Term Loan	10.00%	10/02/19	715	671,492
Centaur Acquisition, LLC, First Lien Term Loan	5.25%	02/20/19	2,409	2,432,045
Four Seasons Holdings Inc. (Canada),
First Lien Term Loan	4.25%	06/27/20	720	726,888
Second Lien Term Loan	6.25%	12/28/20	1,310	1,336,243
Golden Nugget, Inc.,
PIK First Lien Term Loan(f)	3.19%	06/30/14	959	949,437
PIK First Lien Term Loan B(f)	3.19%	06/30/14	1,648	1,631,320
Harrah’s Operating Co., Inc.,
Term Loan B4	9.50%	10/31/16	483	481,697
Term Loan B-5	4.43%	01/26/18	7,130	6,303,448
Term Loan B-6	5.43%	01/26/18	5,930	5,346,606
Pinnacle Entertainment, Inc.,
Term Loan B-1	3.75%	08/15/16	1,781	1,789,666
Term Loan B-2	3.75%	08/13/20	1,042	1,048,027
Tropicana Entertainment Inc., Term Loan	7.50%	03/16/18	2,440	2,470,818
Twin River Management Group, Inc., Term Loan	5.25%	11/09/18	3,399	3,437,505
Yonkers Racing Corp.,
First Lien Term Loan	4.25%	08/20/19	1,396	1,390,852
Second Lien Term Loan	8.75%	08/20/20	263	262,083
				41,340,588

Nonferrous Metals & Minerals–1.57%
Alpha Natural Resources, Inc., Term Loan B	3.50%	05/22/20	3,181	3,056,812
Arch Coal, Inc., Term Loan	5.75%	05/16/18	5,817	5,661,628
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	4,508	4,293,887
Walter Energy, Inc., Term Loan B	6.75%	04/02/18	1,750	1,674,531
				14,686,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas–6.80%
Atlas Energy, L.P., Term Loan	6.50%	07/30/19	$1,350	$1,367,546
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/20	3,519	3,519,276
Buffalo Gulf Coast Terminals LLC, Term Loan	5.25%	10/31/17	6,925	6,994,157
Chesapeake Energy Corp., Term Loan	5.75%	12/01/17	6,065	6,200,112
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	1,078	1,089,726
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	749	761,918
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	8,053	8,102,845
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,458	1,463,815
Exco Resources, Inc., Term Loan	5.00%	08/19/19	3,782	3,758,165
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $977,057)	4.50%	05/02/16	977	981,942
HGIM Corp., Term Loan B	5.50%	06/18/20	2,557	2,573,029
Kinder Morgan, Inc., Term Loan A	4.18%	05/24/15	2,488	2,511,397
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	5,084	4,817,408
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 12/09/10-05/05/11; Cost $1,662,409)	7.00%	11/02/15	1,629	1,637,236
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/04/18	1,243	1,251,235
Samson Investment Co., Second Lien Term Loan	6.00%	09/25/18	4,181	4,212,385
Saxon Enterprises LLC, Term Loan	5.50%	02/15/19	3,089	3,099,695
Tallgrass Operations, LLC, Term Loan	5.25%	11/13/18	2,372	2,405,452
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18	3,267	3,243,943
WildHorse Resources, LLC, Term Loan	7.50%	12/13/18	3,523	3,505,106
				63,496,388

Publishing–5.38%
Affiliated Media, Inc., Term Loan	8.50%	03/19/14	419	418,507
Cenveo Corp., Term Loan B	6.25%	02/13/17	5,617	5,666,344
Cygnus Business Media, Inc., PIK Term Loan(e)(f)	9.75%	06/30/14	2,962	1,666,099
Endurance Business Media, Inc., Term Loan (Acquired 12/14/10; Cost $4,467,403)(e)	6.50%	12/15/14	3,401	1,530,444
Gatehouse Media, Inc., Revolver Loan(c)	0.00%	02/28/14	1,000	850,000
Getty Images, Inc.,
Revolver Loan(d)	—	10/18/17	1,295	1,209,837
Term Loan	4.75%	10/18/19	6,475	6,251,402
Harland Clarke Holdings Corp., Term Loan B-2	5.43%	06/30/17	458	452,193
Knowledgepoint360 Group, LLC,
First Lien Term Loan	3.53%	04/14/14	448	392,018
Second Lien Term Loan	7.26%	04/13/15	1,000	870,000
Media General, Inc., Term Loan B(c)	0.00%	07/31/20	3,567	3,580,228
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/18	3,859	3,820,645
Merrill Communications LLC, Term Loan	7.31%	03/08/18	6,032	6,099,505
MTL Publishing LLC, Term Loan B-1	4.25%	06/29/18	3,280	3,300,343
Multi Packaging Solutions, Inc., Term Loan	4.25%	08/21/20	1,531	1,531,389
Newsday, LLC, Term Loan	3.68%	10/12/16	2,432	2,435,138
ProQuest LLC, Term Loan	6.00%	04/13/18	2,676	2,697,895
Southern Graphics Inc., Term Loan	5.00%	10/17/19	3,368	3,384,498
Tribune Co., Term Loan B	4.00%	12/31/19	3,796	3,814,388
YB (USA) LLC, Term Loan A3(g)	0.00%	04/30/14	1,403	304,207
				50,275,080

Radio & Television–4.86%
Barrington Broadcasting LLC, Term Loan 2	7.50%	06/14/17	848	848,173
Clear Channel Communications, Inc.,
Term Loan B	3.83%	01/29/16	6,706	6,275,113
Term Loan D	6.93%	01/30/19	20,133	18,531,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Radio & Television–(continued)
FoxCo Acquisition Sub, LLC, Term Loan	5.50%	07/14/17	$3,118	$3,138,007
Gray Television, Inc., Term Loan	4.75%	10/15/19	2,393	2,416,269
Mission Broadcasting, Inc., Term Loan B	4.25%	12/03/19	191	193,239
Multicultural Radio Broadcasting, Inc., Term Loan (Acquired 12/04/12; Cost $711,528)	7.00%	06/05/17	744	746,335
NEP/NCP HoldCo, Inc., Second Lien Term Loan	9.50%	07/22/20	168	172,164
Nexstar Broadcasting, Inc., Term Loan B	4.25%	12/03/19	452	457,084
Nine Entertainment Corp., Term Loan B	3.50%	02/05/20	2,110	2,101,446
Raycom TV Broadcasting, LLC, Term Loan B	4.25%	05/31/17	2,608	2,627,611
TWCC Holding Corp., Second Lien Term Loan	7.00%	06/26/20	1,687	1,737,156
Univision Communications Inc.,
Incremental Term Loan	4.00%	03/02/20	1,894	1,881,211
Term Loan	4.50%	03/02/20	4,312	4,309,409
				45,434,911

Retailers (except Food & Drug)–3.94%
Academy, Ltd., Term Loan	4.50%	08/03/18	698	703,084
Collective Brands, Inc., Term Loan	7.25%	10/09/19	3,409	3,474,548
David’s Bridal, Inc.,
Term Loan(c)	0.00%	10/05/17	1,995	1,875,163
Term Loan	5.00%	10/11/19	1,698	1,712,462
Guitar Center, Inc., Term Loan	6.28%	04/10/17	5,230	5,158,122
J. Crew Group, Inc., Term Loan B-1	4.00%	03/07/18	890	890,451
National Vision, Inc., Term Loan	7.00%	08/02/18	2,392	2,409,691
OSP Group, Inc., First Lien Term Loan	5.50%	02/05/20	2,733	2,746,296
Pep Boys–Manny, Moe & Jack, Term Loan	5.00%	10/11/18	2,051	2,066,543
Savers Inc., Term Loan	5.00%	07/09/19	5,394	5,437,744
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	3,106	3,118,282
Toys ‘R’ US-Delaware, Inc.,
Term Loan	6.00%	09/01/16	1,189	1,171,667
Term Loan	6.00%	08/21/19	3,197	3,164,874
Term Loan B-2	5.25%	05/25/18	123	119,053
Term Loan B-3	5.25%	05/25/18	555	537,078
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	2,231	2,216,785
				36,801,843

Steel–0.96%
Ameriforge Group Inc.,
First Lien Term Loan	5.00%	12/19/19	1,828	1,834,764
Second Lien Term Loan	8.75%	12/18/20	544	551,755
JFB Firth Rixson Inc., Term Loan	4.25%	06/30/17	930	931,900
JMC Steel Group Inc., Term Loan	4.75%	04/03/17	1,509	1,511,243
Tube City IMS Corp., Term Loan	4.75%	03/20/19	1,480	1,483,596
Waupaca Foundry, Inc., Term Loan	4.50%	06/29/17	2,647	2,651,316
				8,964,574

Surface Transport–1.49%
American Petroleum Tankers Parent LLC, Term Loan	4.75%	10/02/19	1,477	1,486,216
JHCI Acquisition, Inc., First Lien Term Loan	7.00%	07/11/19	2,150	2,137,019
Kenan Advantage Group, Inc., Term Loan	3.75%	06/10/16	1,838	1,853,509
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	3,390	3,457,707
U.S. Shipping Corp., Term Loan	9.00%	04/30/18	4,910	5,020,012
				13,954,463

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications–8.69%
Avaya Inc.,
Term Loan B-3	4.76%	10/26/17	$15,131	$13,518,274
Term Loan B-5	8.00%	03/30/18	4,669	4,428,418
Cellular South, Inc., Term Loan B	3.25%	05/22/20	2,120	2,121,748
Consolidated Communications, Inc.,
Incremental Term Loan 3	5.25%	12/31/18	7,538	7,636,185
Term Loan 2	4.19%	12/31/17	1,188	1,198,708
Cricket Communications, Inc.,
Term Loan	4.75%	10/10/19	1,510	1,517,072
Term Loan C	4.75%	03/09/20	2,818	2,833,463
Crown Castle Operating Co., Term Loan B	3.25%	01/31/19	7,710	7,656,584
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	6,386	6,389,594
Global Tel*Link Corp., First Lien Term Loan	5.00%	05/22/20	3,264	3,211,073
Hargray Communications Group, Inc., Term Loan	4.75%	06/25/19	1,937	1,933,459
Level 3 Communications, Inc.,
Term Loan B-II	4.75%	08/01/19	9,855	9,870,715
Term Loan B-III	4.00%	08/01/19	4,217	4,221,548
LTS Buyer LLC,
First Lien Term Loan B	4.50%	04/13/20	1,577	1,589,589
Second Lien Term Loan	8.00%	04/12/21	127	127,827
NTELOS Inc., Term Loan B	5.75%	11/08/19	6,044	6,036,299
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/19	1,055	1,062,046
U.S. TelePacific Corp., Term Loan	5.75%	02/23/17	3,184	3,185,617
Windstream Corp., Term Loan B-4	3.50%	01/23/20	2,638	2,644,446
				81,182,665

Utilities–3.29%
Calpine Construction Finance Co., L.P. Term Loan B-2	3.25%	01/31/22	1,525	1,516,512
Calpine Corp., Term Loan	4.00%	10/09/19	5,421	5,445,275
EquiPower Resources Holdings, LLC,
First Lien Term Loan B	4.25%	12/21/18	516	515,632
First Lien Term Loan C	4.25%	12/31/19	2,320	2,314,545
LSP Madison Funding, LLC, Term Loan	5.50%	06/28/19	1,446	1,459,360
NSG Holdings LLC, Term Loan	4.75%	12/11/19	771	778,633
Sapphire Power Finance LLC, Term Loan B (Acquired 07/10/13; Cost $2,345,051)	6.00%	07/10/18	2,368	2,371,348
Texas Competitive Electric Holdings,
Term Loan	3.71%	10/10/14	13,107	8,952,725
Term Loan	4.71%	10/10/17	8,351	5,664,747
USIC Holding, Inc., First Lien Term Loan	4.75%	07/10/20	1,687	1,694,145
				30,712,922
Total Variable Rate Senior Loan Interests				1,142,859,981

Bonds and Notes–11.28%
Air Transport–0.80%
Air Lease Corp.	5.63%	04/01/17	5,840	6,272,160
Continental Airlines, Inc.(h)	6.75%	09/15/15	1,110	1,154,400
				7,426,560

Automotive–0.42%
Gestamp Funding Luxembourg S.A. (Luxembourg)(h)	5.63%	05/31/20	1,491	1,446,270
Goodyear Tire & Rubber Co.	6.50%	03/01/21	1,638	1,658,475
Schaeffler AG (Germany)(h)	4.75%	05/15/21	889	843,213
				3,947,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Equipment & Services–0.32%
First Data Corp.(h)	6.75%	11/01/20	$2,932	$2,997,970

Cable & Satellite Television–0.85%
UPC Broadband Holdings, B.V. (Netherlands)(h)	6.63%	07/01/20	1,116	1,177,060
UPC Broadband Holdings, B.V. (Netherlands)(h)	7.25%	11/15/21	5,862	6,330,960
UPC Broadband Holdings, B.V. (Netherlands)(h)	6.88%	01/15/22	263	276,976
Lynx II Corp.(h)	5.38%	04/15/21	200	196,500
				7,981,496

Chemicals & Plastics–1.08%
Hexion Specialty Chemicals, Inc.(h)	6.63%	04/15/20	6,793	6,742,052
Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	2,165	2,148,763
Ineos Holdings Ltd.(h)	6.13%	08/15/18	200	194,000
Ineos Holdings Ltd.(h)	8.38%	02/15/19	367	403,700
Ineos Holdings Ltd.(h)	7.50%	05/01/20	234	250,380
Taminco Global Chemical Corp.(h)	9.75%	03/31/20	337	380,810
				10,119,705

Containers & Glass Products–1.71%
Ardagh Glass Finance PLC (Ireland)(h)	7.00%	11/15/20	1,088	1,060,800
Reynolds Group Holdings Inc.	7.88%	08/15/19	2,274	2,512,770
Reynolds Group Holdings Inc.	9.88%	08/15/19	3,172	3,386,110
Reynolds Group Holdings Inc.	5.75%	10/15/20	9,013	8,967,935
				15,927,615

Ecological Services & Equipment–0.09%
Environmental Systems Products Holdings Inc.	16.00%	12/31/19	797	797,169

Food Products–0.05%
Chiquita Brands LLC(h)	7.88%	02/01/21	487	512,568

Forest Products–0.32%
Verso Paper Holdings LLC	11.75%	01/15/19	2,868	2,946,870

Healthcare–1.22%
Accellent Inc.	8.38%	02/01/17	3,441	3,570,037
Accellent Inc.	10.00%	11/01/17	1,208	1,120,420
Biomet, Inc.	6.50%	08/01/20	704	725,120
Community Health Systems, Inc.	5.13%	08/15/18	980	1,006,950
DJO Finance LLC	8.75%	03/15/18	2,058	2,238,075
Kindred Healthcare, Inc.	8.25%	06/01/19	808	852,440
Kinetic Concepts, Inc.	10.50%	11/01/18	1,728	1,907,280
				11,420,322

Lodging & Casinos–0.12%
Harrah’s Operating Co., Inc.	8.50%	02/15/20	357	337,365
Harrah’s Operating Co., Inc.	9.00%	02/15/20	785	757,525
				1,094,890

Nonferrous Metals & Minerals–0.15%
TiZir Ltd. (United Kingdom)	9.00%	09/28/17	1,400	1,440,250

Oil & Gas–0.61%
NGPL PipeCo LLC(h)	9.63%	06/01/19	704	727,293
Pacific Drilling S.A. (Luxembourg)(h)	5.38%	06/01/20	2,587	2,498,884

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas–(continued)
Tervita Corp. (Canada)(h)	8.00%	11/15/18	$2,263	$2,268,658
Western Refining, Inc.	6.25%	04/01/21	201	198,990
				5,693,825

Publishing–0.31%
Merrill Communications, LLC(h)	10.00%	03/08/23	3,016	2,880,042

Radio & Television–0.76%
Univision Communications Inc.(h)	6.75%	09/15/22	6,796	7,101,820

Retailers (except Food & Drug)–0.28%
Claire’s Stores Inc.(h)	9.00%	03/15/19	1,627	1,805,970
Targus Group International, Inc. (Acquired 12/16/09-12/14/11; Cost 2,327,543)(h)	10.00%	06/14/19	821	821,026
				2,626,996

Telecommunications–1.09%
Goodman Networks Inc.(h)	13.13%	07/01/18	441	471,870
Goodman Networks Inc.(h)	13.13%	07/01/18	4,200	4,473,000
Wind Telecomunicazioni S.p.A. (Italy)(h)	6.50%	04/30/20	219	220,095
Wind Telecomunicazioni S.p.A. (Italy)(h)	7.25%	02/15/18	2,393	2,464,790
Windstream Corp.	7.50%	06/01/22	2,565	2,552,175
Windstream Corp.	6.38%	08/01/23	22	20,020
				10,201,950

Utilities–1.10%
Calpine Corp.(h)	7.88%	01/15/23	1	541
Calpine Corp.(h)	7.50%	02/15/21	6,236	6,625,749
NRG Energy Inc.	7.63%	05/15/19	2,303	2,458,452
NRG Energy Inc.	6.63%	03/15/23	1,191	1,188,022
				10,272,764
Total Bonds and Notes				105,390,770

Structured Products–6.26%
Apidos Cinco CDO (Cayman Islands)(i)	4.51%	05/14/20	772	716,856
Apidos CLO II (Cayman Islands)(h)(i)	5.01%	12/21/18	843	808,660
Apidos CLO IX (Cayman Islands)(h)(i)	6.77%	07/15/23	2,154	2,142,237
Apidos CLO X (Cayman Islands)(h)(i)	6.52%	10/30/22	2,846	2,782,165
Apidos CLO XI(h)(i)	5.52%	01/17/23	3,968	3,714,972
Apidos Quattro CDO (Cayman Islands)(h)(i)	3.87%	01/20/19	1,040	949,582
Ares XI CLO, Ltd.(h)(i)	3.27%	10/11/21	1,851	1,758,458
Atrium IV CDO Corp.(h)	9.18%	06/08/19	268	271,974
Atrium X CDO(h)(i)	4.78%	07/16/25	3,196	2,846,980
Babson CLO Ltd. 2007-I(h)(i)	3.52%	01/18/21	773	690,773
Columbus Nova CLO Ltd.(h)(i)	3.86%	05/16/19	1,431	1,277,222
Columbus Nova CLO Ltd.(i)	3.86%	05/16/19	894	797,929
Flagship CLO VI(h)(i)	5.02%	06/10/21	755	709,795
Flagship CLO VI(i)	5.02%	06/10/21	2,565	2,409,875
Four Corners CLO II, Ltd.(i)	2.11%	01/26/20	108	100,536
Four Corners CLO II, Ltd.(h)(i)	2.11%	01/26/20	324	301,609
Gramercy Park CLO(h)(i)	5.77%	07/17/23	4,004	3,821,652
Halcyon Loan Investors CLO II, Ltd. (Cayman Islands)(h)(i)	3.86%	04/24/21	1,009	900,309
ING Investment Management CLO I, Ltd.(h)(i)	5.31%	04/15/24	2,200	2,055,216
ING Investment Management CLO III, Ltd.(h)(i)	3.77%	12/13/20	3,038	2,732,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
ING Investment Management CLO III, Ltd.(h)(i)	6.12%	10/15/22	$1,026	$1,008,461
ING Investment Management CLO IV, Ltd. (Cayman Islands)(h)(i)	4.51%	06/14/22	437	401,235
ING Investment Management CLO IV, Ltd.(h)(i)	6.02%	10/15/23	3,875	3,786,490
KKR Financial CLO 2012-1(h)(i)	5.77%	12/15/24	4,025	3,793,993
KKR Financial CLO 2013-1(h)(i)	5.05%	07/15/25	2,115	1,905,397
Madison Park Funding I Ltd.(h)(i)	3.87%	03/22/21	3,176	2,938,153
Pacifica CDO VI, Ltd.(h)(i)	4.01%	08/15/21	1,247	1,108,637
Sierra CLO II Ltd.(i)	3.77%	01/22/21	1,829	1,570,211
Silverado CLO 2006-II Ltd.(h)(i)	4.02%	10/16/20	2,210	1,982,041
Slater Mill Loan Fund, L.P.(h)(i)	5.76%	08/17/22	2,085	1,990,929
Symphony CLO IX, Ltd.(h)(i)	5.27%	04/16/22	4,258	3,956,566
Symphony CLO VIII, Ltd.(h)(i)	6.02%	01/09/23	2,317	2,243,711
Total Structured Products				58,475,573

			Shares
Common Stocks & Other Equity Interests–1.97%
Building & Development–0.93%
Axia Acquisition Corp. (Acquired 05/30/08; Cost $2,673,763)(e)(h)(j)			595	1,589,905
Building Materials Holding Corp.(h)(j)			923,526	5,079,393
Lake at Las Vegas Joint Venture, LLC, Class A, (Acquired 07/15/10; Cost $7,937,680)(h)(j)			780	0
Lake at Las Vegas Joint Venture, LLC, Class B, (Acquired 07/15/10; Cost $93,970)(h)(j)			9	0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(h)(j)			39	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(h)(j)			54	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(h)(j)			60	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(h)(j)			67	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(h)(j)			76	0
Newhall Holding Co., LLC Class A(h)(j)			346,693	962,073
WCI Communities, Inc.(j)			69,585	1,054,216
				8,685,587

Business Equipment & Services–0.00%
Comdisco Holding Co., Inc.(j)			7	33

Chemicals & Plastics–0.03%
Metokote Corp., Wts. expiring 11/22/23 (Acquired 12/05/11; Cost $0)(h)(j)			180	312,751

Conglomerates–0.09%
Euramax International, Inc.(h)(j)			4,207	841,420

Cosmetics & Toiletries–0.13%
Marietta Intermediate Holding Corp. (Acquired 09/25/06; Cost $2,287,974)(h)(j)			2,023,400	1,173,572
Marietta Intermediate Holding Corp. Wts. expiring 02/20/19 (Acquired 12/22/04; Cost $0)(h)(j)			247,917	0
				1,173,572

Ecological Services & Equipment–0.02%
Environmental Systems Products Holdings, Inc. (Acquired 09/12/07; Cost $0)(h)(j)			9,333	169,301

Financial Intermediaries–0.00%
RJO Holdings Corp.(h)(j)			1,482	14,816
RJO Holdings Corp. Class A(h)(j)			1,142	571
RJO Holdings Corp. Class B(h)(j)			1,667	833
				16,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Income Trust

	Shares	Value
Home Furnishings–0.00%
Generation Brands LLC (Acquired 01/29/10; Cost $0)(h)	4,863	$0

Leisure Goods, Activities & Movies–0.04%
MB2 L.P. (Canada)(j)	27,683	404,745

Lodging & Casinos–0.41%
Twin River Worldwide Holdings, Inc., Class A(h)(j)	134,134	3,185,682
Twin River Worldwide Holdings, Inc., Class B(h)(j)	1,250	625,000
		3,810,682

Oil & Gas–0.00%
Vitruvian Exploration LLC(h)(k)	40,110	14,039

Publishing–0.28%
Affiliated Media, Inc.(h)(j)	46,746	736,243
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,251,821)(e)(h)(j)	5,882	0
Endurance Business Media, Inc. Class A (Acquired 12/14/10; Cost $6,292,167)(e)(h)(j)	8,863	0
F&W Publications, Inc. Wts. Expiring 06/09/14(h)(j)	15,519	1,940
F&W Publications, Inc.(h)(j)	2,582	323
MC Communications, LLC (Acquired 07/02/09; Cost $0)(h)(j)	333,084	0
Merrill Communications LLC Class A(h)(j)	399,283	898,387
Tribune Co. Class A(l)	16,474	981,850
		2,618,743

Retailers (except Food & Drug)–0.04%
Targus Group International, Inc. (Acquired 12/16/09; Cost $0)(h)(j)	27,462	353,711

Telecommunications–0.00%
CTM Media Holdings Inc. Class B(k)	127	7,874
Total Common Stocks & Other Equity Interests		18,408,678

Preferred Stocks–0.05%
Ecological Services & Equipment–0.04%
Environmental Systems Products Holdings, Inc. (Acquired 09/12/07; Cost $53,400)(h)(j)	2,136	394,071

Financial Intermediaries–0.00%
RTS Investor Corp.(h)(j)	324	25,631

Utilities–0.01%
Genie Energy Ltd.(k)	7,632	60,980
Total Preferred Stocks		480,682

Money Market Funds–0.02%
Liquid Assets Portfolio–Institutional Class(m)	112,483	112,483
Premier Portfolio–Institutional Class(m)	112,484	112,484
Total Money Market Funds		224,967
TOTAL INVESTMENTS–141.93%(n) (Cost $1,347,576,054)		1,325,840,651
OTHER ASSETS LESS LIABILITIES–(2.86)%		(26,707,585)
BORROWINGS–(25.69)%		(240,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(13.38)%		(125,000,000)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$934,133,066

Investment Abbreviations:

CDO	– Collateralized Debt Obligation
LOC	– Letter of Credit
PIK	– Payment in Kind
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Income Trust

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(c)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 1L and Note 7.
(d)	This variable rate interest will settle after August 31, 2013, at which time the interest rate will be determined.
(e)	Affiliated company. As defined by the Investment Company Act of 1940, an affiliated company is one in which the Trust owns 5% or more of the outstanding voting securities or a company which is under common ownership or control. See Note 4.
(f)	All or a portion of this security is Payment-in-Kind.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The value of this security at August 31, 2013 represented less than 1% of the Trust’s Net Assets.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $125,587,225, which represented 13.44% of the Trust’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(j)	Non-income producing securities acquired through the restructuring of senior loans.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security acquired as part of a bankruptcy restructuring.
(m)	The money market fund and the Trust are affiliated by having the same investment adviser.
(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

Portfolio Composition*

By credit quality, based on Total Investments

as of August 31, 2013

BBB	1.3%
BB	31.3
B	53.4
CCC	5.8
CC	0.1
Non-Rated	6.7
Equity	1.4

*	Source: Standard & Poor’s LCD. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standarandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Income Trust

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,318,985,139)	$1,315,880,724
Investments in affiliates, at value (Cost $28,590,915)	9,959,927
Total investments, at value (Cost $1,347,576,054)	1,325,840,651
Cash	8,135,358
Receivable for:
Investments sold	50,467,693
Interest and fees	9,144,023
Investments matured	2,469,299
Deferred offering costs	1,135,234
Other assets	838,083
Total assets	1,398,030,341

Liabilities:
Variable rate term preferred shares, at liquidation preference ($0.01 par value, 1,250 issued with liquidation preference of $100,000 per share)	125,000,000
Payable for:
Borrowings	240,000,000
Investments purchased	96,534,800
Income distributions	44,266
Accrued trustees’ and officers’ fees and benefits	15,158
Accrued other operating expenses	567,640
Upfront commitment fees	1,582,714
Accrued interest expense	152,697
Total liabilities	463,897,275
Net assets applicable to common shares outstanding	$934,133,066

Net assets applicable to common shares consist of:
Shares of beneficial interest	$1,579,184,174
Undistributed net investment income	(10,733,918)
Undistributed net realized gain (loss)	(586,778,616)
Net unrealized appreciation (depreciation)	(47,538,574)
$934,133,066

Shares outstanding, no par value, with an unlimited number of shares authorized:
Common shares outstanding	179,999,900
Net asset value per common share	$5.19
Market value per common share	$5.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Income Trust

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$36,898,931
Interest and dividends from affiliates	409,507
Dividends	1,369
Other income	2,104,961
Total investment income	39,414,768

Expenses:
Advisory fees	5,586,807
Administrative services fees	1,314,543
Custodian fees	192,829
Interest, facilities and maintenance fees	2,623,395
Transfer agent fees	9,398
Trustees’ and officers’ fees and benefits	36,223
Other	573,325
Total expenses	10,336,520
Less: Fees waived	(6,775)
Net expenses	10,329,745
Net investment income	29,085,023

Realized and unrealized gain:
Net realized gain from investment securities	681,168
Change in net unrealized appreciation of investment securities	6,871,877
Net realized and unrealized gain	7,553,045
Net increase in net assets from operations applicable to common shares	$36,638,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$29,085,023	$61,792,589
Net realized gain	681,168	8,166,050
Change in net unrealized appreciation	6,871,877	43,515,164
Net increase in net assets resulting from operations	36,638,068	113,473,803
Distributions to auction rate preferred shareholders from net investment income	—	(2,614,633)
Net increase in net assets from operations applicable to common shareholders	36,638,068	110,859,170
Distributions to common shareholders from net investment income	(32,939,982)	(60,119,967)
Net increase in net assets applicable to common shares	3,698,086	50,739,203

Net assets applicable to common shares:
Beginning of period	930,434,980	879,695,777
End of period (includes undistributed net investment income of $(10,733,918) and $(6,878,959), respectively)	$934,133,066	$930,434,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Senior Income Trust

Statement of Cash Flows

For the six months ended August 31, 2013

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$36,638,068

Adjustments to reconcile net increase in net assets to net cash provided by (used in) operating activities:
Purchases of investments	(822,936,217)
Proceeds from sales of investments	796,179,514
Net change in upfront commitment fees	(3,026)
Amortization of loan fees	(10,229,395)
Decrease in interest receivables and other assets	2,547,217
Accretion of discount on investment securities	(3,592,790)
Decrease in accrued expenses and other payables	(32,608)
Net realized gain from investment securities	(681,168)
Net change in unrealized appreciation on investment securities	(6,871,877)
Net cash provided by (used in) operating activities	(8,982,282)

Cash provided by financing activities:
Dividends paid to common shareholders from net investment income	(32,939,929)
Net proceeds from and repayment of borrowings	33,000,000
Net cash provided by financing activities	60,071
Net increase (decrease) in cash and cash equivalents	(8,922,211)
Cash and cash equivalents at beginning of period	17,282,536
Cash and cash equivalents at end of period	$8,360,325

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$2,516,442

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Senior Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Trust borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust’s volatility.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

23                         Invesco Senior Income Trust

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

24                         Invesco Senior Income Trust

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Term Preferred Shares (“VRTP Shares”), and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares (“ARPS”) and floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Bank Loan Risk Disclosures — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
J.	Industry Concentration — To the extent that the Trust is concentrated in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
K.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
L.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
M.	Leverage Risk — The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.
N.	Other Risks — The Trust may invest all or substantially all of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a Corporate Loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the Corporate Loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an annual fee of 0.85% based on the average daily managed assets of the Trust. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

25                         Invesco Senior Income Trust

The Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $6,775.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2013, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Trust.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,087,576,733	$55,283,248	$1,142,859,981
Bonds & Notes	—	104,569,744	821,026	105,390,770
Structured Products	—	58,475,573	—	58,475,573
Equity Securities	8,279,708	6,841,308	3,993,311	19,114,327
Total Investments	$8,279,708	$1,257,463,358	$60,097,585	$1,325,840,651

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Variable Rate Senior Loan Interests during the six months ended August 31, 2013:

	Beginning Balance, as of February 28, 2013	Purchases	Sales	Accrued discounts/ premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of August 31, 2013
Variable Rate Senior Loan Interests	$84,334,209	$13,366,814	$(21,879,959)	$93,840	$(4,647,921)	$7,692,305	$9,467,220	$(33,143,260)	$55,283,248
Bonds & Notes	821,026	—	—	—	—	—	—	—	821,026
Equity Securities	2,706,621	—	—	—	—	(290,618)	1,577,308	—	3,993,311
Total	$87,861,856	$13,366,814	$(21,879,959)	$93,840	$(4,647,921)	$7,401,687	$11,044,528	$(33,143,260)	$60,097,585

The Variable Rate Senior Loan Interests determined to be level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. Investments in Variable Rate Senior Loan Interests were transferred from Level 2 to Level 3 due to third-party vendor quotations utilizing single market quotes and was assumed to have occurred at the end of the reporting period. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

26                         Invesco Senior Income Trust

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended August 31, 2013.

	Value 02/28/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 08/31/13	Interest Income
Axia Inc. — Second Lien Term Loan A	$988,516	$34,749	$—	$125,962	$—	$1,149,227	$42,976
Axia Inc. — Second Lien Term Loan B	1,639,729	—	—	210,960	—	1,850,689	49,011
Axia Inc. — Revolver Loan	1,824,876	—	—	123,720	—	1,948,596	10,539
Axia Acquisition Corp. — Common Shares	1,488,675	—	—	101,230	—	1,589,905	—
Cygnus Business Media, Inc. — Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc. — Term Loan	1,914,276	—	(931,503)	683,270	56	1,666,099	190,665
Endurance Business Media, Inc. — Common Shares	88,633	—	—	(88,633)	—	0	—
Endurance Business Media, Inc. — Term Loan	683,995	—	(18,988)	871,391	(5,954)	1,530,444	113,239
Total	$8,628,700	$34,749	$(950,491)	$2,027,900	$(5,898)	$9,734,960	$406,430

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.

During the six months ended August 31, 2013, the Trust paid legal fees of $99,915 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP.

NOTE 6—Cash Balances and Borrowings

The Trust has entered into a $350 million revolving credit and security agreement which will expire on August 27, 2014. The revolving credit and security agreement is secured by the assets of the Trust.

During the six months ended August 31, 2013, the average daily balance of borrowings under the revolving credit and security agreement was $238,038,043 with a weighted interest rate of 0.18%. Expenses under the credit agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of August 31, 2013. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount	Value
Axia Inc.	Revolver	$2,062,007	$1,948,596
David’s Bridal, Inc.	Term Loan	1,994,854	1,875,163
Delta Air Lines, Inc.	Revolver	7,315,565	6,949,787
GateHouse Media, Inc.	Revolver	1,000,000	850,000
Lake at Las Vegas Joint Venture, LLC	Revolver	16,242	6,578
Media General, Inc.	Term Loan	3,566,888	3,580,228
Reynolds Group Holdings Inc.	Revolver	5,534,362	5,528,329
Surgical Care Affiliates, Inc.	Revolver	3,000,000	2,820,000
West Corp.	Revolver	2,632,809	2,474,840
		$27,122,727	$26,033,521

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

27                         Invesco Senior Income Trust

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2013 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2014	$6,730,384	$—	$6,730,384
February 28, 2015	11,934,630	—	11,934,630
February 29, 2016	17,612,397	—	17,612,397
February 28, 2017	121,546,728	—	121,546,728
February 28, 2018	316,566,788	—	316,566,788
February 28, 2019	81,508,885	—	81,508,885
Not subject to expiration	—	27,721,752	27,721,752
	$555,899,812	$27,721,752	$583,621,564

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2013 was $830,039,567 and $814,429,455, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$37,643,917
Aggregate unrealized (depreciation) of investment securities	(72,589,080)
Net unrealized appreciation (depreciation) of investment securities	$(34,945,163)

Cost of investments for tax purposes is $1,360,785,814.

NOTE 10—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	August 31, 2013	February 28, 2013
Beginning shares	179,999,900	179,999,900
Shares issued through dividend reinvestment	—	—
Ending shares	179,999,900	179,999,900

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 11—Variable Rate Term Preferred Shares

On October 26, 2012, the Trust issued in the aggregate 1,250 VRTP Shares of the following series: (i) 2015/11-VVR C-1 (the “C-1 Series”), (ii) 2015/11-VVR C-2 (the “C-2 Series”), (iii) 2015/11-VVR C-3 (the “C-3 Series”), (iv) 2015/11-VVR C-4 (the “C-4 Series”) and (v) 2015/11-VVR L-1 (the “L-1 Series”), each with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VRTP Shares on October 26, 2012 were used to redeem all of the Trust’s outstanding ARPS. VRTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VRTP Shares on September 1, 2016, unless earlier redeemed, repurchased or extended. VRTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VRTP Shares. These costs were recorded as a deferred charge and are being amortized over the 3 year life of the VRTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

28                         Invesco Senior Income Trust

Dividends paid on the VRTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The rate for dividends was equal to the sum of an applicable base rate (defined below) plus a ratings spread of 1.20% to 5.20%, which is based on the long term rating assigned to the VRTP Shares by Moody’s and Fitch.

Series	Applicable Base Rate
C-1 Series	Weighted average interest rate paid or payable by CHARTA, LLC to purchase shares of the C-1 Series
C-2 Series	Weighted average interest rate paid or payable by CAFCO, LLC to purchase shares of the C-2 Series
C-3 Series	Weighted average interest rate paid or payable by CIESCO, LLC to purchase shares of the C-3 Series
C-4 Series	Weighted average interest rate paid or payable by CRC Funding, LLC to purchase shares of the C-4 Series
L-1 Series	30 day London Interbank Offered Rate by Citibank in London, England

The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRTP Shares during the six months ended August 31, 2013 were $125,000,000 and 1.42%, respectively.

The Trust is subject to certain restrictions relating to the VRTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VRTP Shares at liquidation preference.

The liquidation preference of VRTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VRTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VRTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 12—Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the six months ended August 31, 2013, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount (000’s omitted)	Value (000’s omitted)
Goldman Sachs Lending Partners LLC	$1,995	$1,875

NOTE 13—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2013:

Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2013	$0.0305	September 13, 2013	September 30, 2013
October 1, 2013	$0.0305	October 11, 2013	October 31, 2013

29                         Invesco Senior Income Trust

NOTE 14—Financial Highlights

The following schedule presents financial highlights for a common share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,		Seven months ended February 28,		Years ended July 31,
	2013		2013	2012		2011		2010		2009		2008
Net asset value per common share, beginning of period	$5.17		$4.89	$5.03		$4.65		$3.98		$6.47		$8.06
Net investment income(a)	0.16		0.34	0.31		0.17		0.29		0.41		0.80
Net gains (losses) on securities (both realized and unrealized)	0.04		0.28	(0.14)		0.39		0.72		(2.46)		(1.57)
Distributions paid to preferred shareholders from net investment income			(0.01)	(0.02)		(0.01)		(0.03)		(0.05)		(0.18)
Total from investment operations	0.20		0.61	0.15		0.55		0.98		(2.10)		(0.95)
Dividends from net investment income	(0.18)		(0.33)	(0.29)		(0.17)		(0.29)		(0.39)		(0.64)
Return of capital	—		—	—		—		(0.02)		—		—
Total dividends and distributions paid to common shareholders	(0.18)		(0.33)	(0.29)		(0.17)		(0.31)		(0.39)		(0.64)
Net asset value per common share, end of period	$5.19		$5.17	$4.89		$5.03		$4.65		$3.98		$6.47
Market value per common share, end of period	$5.22		$5.57	$4.69		$5.01		$4.65		$3.59		$5.49
Total return at net asset value(b)	3.97%		12.93%	3.48%		12.14%
Total return at market value(c)	(3.10)%		26.86%	(0.35)%		11.70%		38.95%		(26.06)%		(24.32)%
Net assets applicable to common shares, end of period (000’s omitted)	$934,133		$930,435	$879,696		$904,599		$836,919		$717,102		$1,165,175
Portfolio turnover rate(d)	62%		103%	94%		50%		57%		37%		46%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.18	%(e)	2.06%	2.00	%(f)	2.14	%(f)(g)	2.28	%(f)(h)	3.69	%(f)	3.52	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.63	%(e)	1.65%	1.69	%(f)	1.72	%(f)(g)	1.89	%(f)(h)	2.96	%(f)	2.26	%(f)
Without fee waivers and/or expense reimbursements	2.18	%(e)	2.06%
Ratio of net investment income before preferred share dividends	6.14	%(e)	6.86%	6.35%		6.16	%(g)	6.38	%(h)	10.73%		11.11%
Preferred share dividends			0.29%	0.39%		0.41	%(g)	0.61%		1.37%		2.44%
Ratio of net investment income after preferred share dividends	6.14	%(e)	6.57%	5.96%		5.75	%(g)	5.77	%(h)	9.36%		8.67%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$125,000		$125,000	$200,000		$200,000		$200,000		$350,000		$350,000
Total borrowings (000’s omitted)	$240,000		$207,000	$156,000		$214,000		$230,000		$38,000		$551,000
Asset coverage per $1,000 unit of senior indebtedness(i)	$5,413		$6,099	$7,921		$6,162		$5,509		$29,083		$3,750
Asset coverage per preferred share(j)	$847,306		$844,348	$134,962		$138,075		$129,620		$76,225		$108,236
Liquidating preference per preferred share	$100,000		$100,000	$25,000		$25,000		$25,000		$25,000		$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $939,005.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Annualized.
(h)	Subsequent to issuance of its July 31, 2010 financial statements, the Trust identified an error solely related to the expense and net investment income ratios included within the financial highlights for the fiscal year ended July 31, 2010. The financial highlights above reflect the revised ratios.
(i)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares and borrowings) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(j)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing by the total number of preferred shares outstanding.

30                         Invesco Senior Income Trust

NOTE 15—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint was filed by common shareholders on behalf of Invesco Advantage Municipal Income Trust II; Invesco Municipal Opportunity Trust; Invesco Municipal Trust; Invesco High Income Trust II; Invesco Senior Income Trust (the “Trusts”) against Van Kampen Asset Management, Morgan Stanley, and certain individuals (collectively, the “Defendants”) in Rotz v. Van Kampen Asset Management. The Plaintiffs alleged that Defendants breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value, which was allegedly higher than from market value at the time, and by not having adequate procedures to deal with potential conflicts of interest. The Plaintiffs alleged that the redemptions of the ARPS wasted Trust assets, occurred at the expense of the Trusts and the common shareholders, and were improperly motivated to benefit preferred shareholders and Defendants. Additionally, the Plaintiffs claimed that the ARPS were replaced with less favorable financing. Plaintiffs seek judgment that: 1) orders Defendants to refrain from redeeming any ARPS at their liquidation value using Trusts assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ alleged breaches of fiduciary duties; and 4) awards to Plaintiffs the costs and disbursements of the action. On August 10, 2010, the Board of Trustees formed a Special Litigation Committee (“SLC”) to investigate the claims made in the April 2010 demand letters underlying the Complaint with the assistance of independent counsel. After reviewing the findings of the SLC and a vote by Independent Trustees, the Board announced on June 24, 2011, that the Independent Trustees had adopted the SLC recommendation to reject the demands and seek dismissal of the lawsuit. The Trusts filed a motion to dismiss on October 4, 2011, which remains pending.

Also, the Trust is named as a defendant in an adversary proceeding in the Bankruptcy Court of the Southern District of Florida. The complaint was filed on July 14, 2008 by the Official Committee of Unsecured Creditors of TOUSA, Inc., on behalf of certain subsidiaries of TOUSA, Inc. (the “Conveying Subsidiaries”), and filed as amended on October 17, 2008. The Committee made allegations against the Funds in two separate capacities: as “Transeastern Lenders” and as “First Lienholders” (collectively, the “Lenders”). The Transeastern Lenders loaned money to form a joint venture between TOUSA, Inc. and Falcone/Ritchie LLC. TOUSA, Inc. later repaid the loans from the Transeastern Lenders as part of a global settlement of claims against it. The repayment was financed using proceeds of new loans (the “New Loans”), for which the Conveying Subsidiaries conveyed first and second priority liens on their assets to two groups of lienholders (the First and Second Lienholders, collectively “New Lenders”). The Conveying Subsidiaries were not obligated on the original debt to the Transeastern Lenders. The Committee alleged, inter alia, that both the repayment to the Transeastern Lenders and the grant of liens to the First and Second Lienholders should be avoided as fraudulent transfers under the bankruptcy laws. More specifically, the Committee alleged: (1) that the Conveying Subsidiaries’ transfer of liens to secure the New Loans was a fraudulent transfer under 11 U.S.C. § 548 because the Conveying Subsidiaries were insolvent at the time of the transfer and did not receive reasonably equivalent value for the liens; and (2) that the Transeastern Lenders were, under 11 U.S.C. § 550, entities for whose benefit the liens were fraudulently transferred to the New Lenders. The case was tried in 2009 and on October 13, 2009, the Bankruptcy Court rendered a Final Judgment against the Lenders, which was later amended on October 30, 2009, requiring the Lenders to post bonds equal to 110% of the damages and disgorgement ordered against them. The Transeastern Lenders and First Lienholders separately appealed the decision to the District Court for the Southern District of Florida. On February 11, 2011, the District Court, issued an order in the Transeastern Lenders’ appeal that: 1) quashed the Bankruptcy Court’s Order as it relates to the liability of the Transeastern Lenders; 2) made null and void the Bankruptcy Court’s imposition of remedies as to the Transeastern Lenders; 3) discharged all bonds deposited by Transeastern Lenders, unless any further appeals are filed, in which case the bonds would remain in effect pending resolution of appeals; 4) dismissed as moot additional appeal proceedings of the Transeastern Lenders that were contingent upon the District Court’s decision concerning liability; and 5) closed all District Court appeal proceedings concerning the Transeastern Lenders. The Committee appealed to the Eleventh Circuit Court of Appeals. The First Lienholders’ appeal was stayed pending a decision by the Eleventh Circuit. In a decision filed on May 15, 2012, the Eleventh Circuit reversed the District Court’s opinion, affirmed the liability findings of the Bankruptcy Court against the Transeastern Lenders, and remanded the case to the District Court to review the remedies ordered by the Bankruptcy Court. The appeal of the Transeastern Lenders is currently pending before the District Court. The First Lienholders, having paid its obligations under the bankruptcy plan, have been fully and finally released pursuant to a court order dated August 30, 2013.

The Trust has accrued $82,681 in expenses relating to these matters during the six months ending August 31, 2013.

Management of Invesco and the Trust believe that the outcome of the proceedings described above will have no material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

31                         Invesco Senior Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco Senior Income Trust (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and during meetings held on March 4-5, 2013 and May 6-7, 2013, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 7, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by

Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 7, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen

Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one, two and three year periods and the fifth quintile for the five and ten year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). In light of these considerations, the Board concluded the Fund’s performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate

32                         Invesco Senior Income Trust

was above the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also considered the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations and waivers), including comparisons, as applicable, to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on June 30, 2013, would have on the Fund’s total estimated expenses.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund, like most closed-end funds, does not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

33                         Invesco Senior Income Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Senior Income Trust (the “Fund”) was held on August 2, 2013. The Meeting was held for the following purpose:

(1)	Elect three Class III Trustees, two by the holders of Common Shares and the holders of Preferred Shares of the Fund voting together as a single class, and one by the holders of Preferred Shares of the Fund, voting separately, each of whom will serve for a three-year term or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	R. Craig Kennedy	159,580,141	6,441,447	1,233
	Colin D. Meadows	159,580,141	6,441,447	1,233
	Hugo F. Sonnenschein(P)	1,250	0	0

(P)	Election of Trustee by preferred shareholders only.

34                         Invesco Senior Income Trust

Correspondence information

Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-08743 VK-CE-SINC-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.